Non Current Liabilities - US Warrant Liability - Additional Information (Detail)		1 Months Ended				2 Months Ended
	May 11, 2015 AUD ($)	Dec. 31, 2018 AUD ($) shares	Dec. 31, 2018 $ / shares shares	Jul. 31, 2017 AUD ($) shares	Jul. 31, 2017 $ / shares shares	Oct. 31, 2018 $ / shares
Disclosure of detailed information about borrowings [line items]
Proceeds from issuance of American Depositary Shares and warrants | $	$ 13,750,828	$ 7,328,509		$ 6,561,765
Exercise price of warrants						$ 2.50
American Depository Shares [member] | Concurrent Private Placement [member]
Disclosure of detailed information about borrowings [line items]
Number of shares issued | shares		2,080,000	2,080,000	1,973,451	1,973,451
Exercise price of warrants			$ 2.50		$ 2.50
Warrants, expiration period		Feb. 12, 2022		Jan. 05, 2023